BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share

	Year ended December 31,
	2010	2011	2012
Numerator:
Income (loss) attributable to Magal shareholders'	$(6,205)	$9,844	$4,094

Denominator:
Denominator for basic net earnings per share weighted-average number of shares outstanding	10,396,548	12,645,283	16,003,482
Effect of diluting securities:
Employee stock options	-	-	27,334

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	10,396,548	12,645,283	16,030,816